ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS	6 Months Ended
Jun. 30, 2017
ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS [Abstract]
ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS
NOTE 4       -          ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS

A.	Introduction

The Company’s financial statements are prepared and presented in accordance with US GAAP.

As many of the Company’s investors and analysts are located in Israel and in Europe and are familiar with and use the International Financial Reporting Standards rules (“IFRS”), the Company is providing on a voluntary basis a reconciliation from US GAAP to IFRS as detailed below (condensed interim consolidated statements of balance sheet, condensed interim consolidated statements of operations and additional information). IFRS differs in certain significant aspects from US GAAP, however the primary differences between US GAAP and IFRS related to the Company are accounting for goodwill, financial instruments, pension plans and termination benefits. The main adjustments and differences between US GAAP and IFRS relating to the Company’s financial statements are described in detail in Note 22 to the Company’s financial statements for the year ended December 31, 2016. In addition, the Company is providing on a voluntary basis its condensed IFRS financial statements as of June 30, 2017 and a reconciliation from US GAAP to IFRS as detailed below.

B.	Condensed Interim Consolidated Balance Sheet in Accordance with IFRS

	As of June 30, 2017
	US GAAP	Adjustments	IFRS
ASSETS
Current assets	$807,735	$--	$807,735
Property and equipment, net	628,279	--	628,279
Long-term assets	62,494	(7,000)	55,494
Total assets	$1,498,508	$(7,000)	$1,491,508
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	$254,363	$--	$254,363
Long-term liabilities	430,130	(1,531)	428,599
Total liabilities	684,493	(1,531)	682,962
TOTAL EQUITY	814,015	(5,469)	808,546
Total liabilities and shareholders' equity	$1,498,508	$(7,000)	$1,491,508

C.	Condensed Interim Consolidated Statement of Operations in Accordance with IFRS

	Six months ended June 30, 2017
	US GAAP	Adjustments	IFRS
OPERATING PROFIT	$110,154	$(158)	$109,996
Interest expenses, net	(4,281)	--	(4,281)
Other financing expense, net	(3,071)	52	(3,019)
Other income, net	653	--	653
Profit before income tax	103,455	(106)	103,349
Income tax expense	(4,682)	--	(4,682)
NET PROFIT	98,773	(106)	98,667
Net income attributable to non-controlling interest	(3,247)	--	(3,247)
NET PROFIT ATTRIBUTABLE TO THE COMPANY	$95,526	$(106)	$95,420

D.	Reconciliation of Net Profit from US GAAP to IFRS:

	Six months ended June 30,
	2017	2016
Net profit in accordance with US GAAP	$95,526	$104,430
Financial Instruments	52	160
Pension plans	(314)	(265)
Termination Benefits	156	8
Net profit in accordance with IFRS	$95,420	$104,333

E.	Reconciliation of Shareholders’ Equity from US GAAP to IFRS:

	As of June 30,	As of December 31,
	2017	2016
Shareholders’ equity in accordance with US GAAP	$814,015	$682,614
Financial Instruments	(185)	(237)
Termination Benefits	1,716	1,560
Goodwill	(7,000)	(7,000)
Shareholders’ equity in accordance with IFRS	$808,546	$676,937